Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consisted of the following

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Electronic equipment	3,148	1,697
Furniture, fixtures and other equipment	2,294	1,208
Plants	1,982	1,899
Property and equipment, cost	7,424	4,804
Less: accumulated depreciation	(2,982)	(2,496)
Impairment	(468)	(1,350)
	3,974	958